EMPLOYEE RETENTION CREDIT (ERC)	12 Months Ended
Dec. 31, 2025
EMPLOYEE RETENTION CREDIT (ERC)
EMPLOYEE RETENTION CREDIT (ERC)

NOTE 17: EMPLOYEE RETENTION CREDIT (ERC)

During the year ended December 31, 2025, the Company received approval from the Internal Revenue Service for ERC claims of approximately $645,000. The Company recognized $580,000 net of service fees, within other income (expense), net for the year ended December 31, 2025, respectively. No ERC credits were received or recognized in the comparable year ended December 31, 2024.